Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Supplemental Balance Sheet Information
The following table summarizes the Company’s recognition of its operating and finance leases (in thousands):

		December 31,
	Classification	2023	2022
Assets
Operating	Operating lease right-of-use assets	$—	$3,430
Finance	Other non-current assets	—	597

Total leased assets		—	4,027

Leases
Current
Operating	Operating lease liabilities	—	625
Finance	Accrued and other current liabilities	—	16
Non-current
Operating	Non-current operating lease liabilities	—	4,004

Total lease liabilities		$—	$4,645

Weighted-Average Remaining Lease Term/Discount Rates and Lease Cost
The following table summarizes the weighted-average remaining lease term and discount rates for the Company’s operating and finance leases:

	December 31,
	2023	2022
Lease term (years)
Operating leases	0.0	5.3
Finance leases	0.0	0.6
Discount rate
Operating leases	—%	10.6%
Finance leases	—%	10.2%
The following table summarizes the lease costs pertaining to the Company’s operating leases (in thousands):

	Year Ended December 31,
	2023	2022	2021
Operating lease cost	$455	$910	$991
Variable lease cost	471	472	519

Total lease cost	$926	$1,382	$1,510